UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

August 31, 2016

ISG-QTLY-1016
1.968341.102

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 75.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.5%
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,178,887
U.S. Treasury Obligations - 74.3%
U.S. Treasury Notes:
0.75% 4/15/18	$20,592,000	$20,576,721
0.75% 7/15/19	8,000,000	7,960,936
0.75% 8/15/19	14,500,000	14,425,804
0.875% 7/15/18	13,000,000	13,013,208
0.875% 6/15/19	46,867,000	46,808,416
1% 5/31/18	1,562,000	1,567,064
1.125% 6/15/18	18,258,000	18,357,141
1.125% 1/15/19	47,061,000	47,333,053
1.125% 7/31/21	4,925,000	4,905,187
1.125% 8/31/21	10,000,000	9,964,840
1.25% 11/30/18	997,000	1,005,685
1.375% 9/30/18	553,000	559,070
1.375% 2/28/19	1,065,000	1,077,980
1.375% 3/31/20	3,837,000	3,880,316
1.375% 4/30/20	784,000	792,851
1.375% 1/31/21	7,500,000	7,562,985
1.375% 4/30/21	1,000,000	1,007,969
1.375% 5/31/21	6,000,000	6,049,920
1.5% 12/31/18	577,000	585,384
1.625% 4/30/19	8,402,000	8,561,831
1.625% 6/30/19	2,890,000	2,946,783
1.625% 12/31/19	17,439,000	17,788,460
1.625% 6/30/20	7,334,000	7,478,678
1.625% 7/31/20	2,000,000	2,039,532
1.75% 9/30/19	5,742,000	5,879,044
1.75% 12/31/20	30,074,000	30,810,572
2% 9/30/20	18,181,000	18,801,008
		301,740,438
Other Government Related - 1.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.0146% 12/7/20 (NCUA Guaranteed) (a)	318,639	317,778
Series 2010-R2 Class 1A, 0.8426% 11/6/17 (NCUA Guaranteed) (a)	2,084,785	2,085,600
Series 2011-C1 Class 1A, 0.8209% 2/28/20 (NCUA Guaranteed) (a)	560,826	558,830
Series 2011-R1 Class 1A, 0.9226% 1/8/20 (NCUA Guaranteed) (a)	725,692	726,798
Series 2011-R4 Class 1A, 0.8739% 3/6/20 (NCUA Guaranteed) (a)	154,252	154,179
		3,843,185
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $306,168,732)		307,762,510

U.S. Government Agency - Mortgage Securities - 4.2%
Fannie Mae - 2.4%
2.272% 7/1/35 (a)	3,683	3,815
2.276% 2/1/33 (a)	3,931	4,056
2.288% 10/1/35 (a)	4,445	4,607
2.29% 11/1/33 (a)	4,086	4,243
2.298% 3/1/35 (a)	4,903	5,069
2.315% 9/1/36 (a)	15,098	15,771
2.32% 12/1/34 (a)	10,604	10,959
2.413% 10/1/33 (a)	6,801	7,035
2.42% 4/1/33 (a)	72,257	74,687
2.424% 1/1/35 (a)	36,515	38,004
2.453% 2/1/44 (a)	50,202	51,895
2.502% 4/1/44 (a)	78,905	81,421
2.523% 7/1/36 (a)	28,623	30,008
2.523% 2/1/44 (a)	46,110	47,618
2.551% 1/1/44 (a)	80,826	83,513
2.553% 12/1/32 (a)	54,131	57,233
2.557% 10/1/33 (a)	7,986	8,449
2.573% 3/1/33 (a)	16,861	17,610
2.574% 7/1/34 (a)	6,245	6,494
2.6% 5/1/44 (a)	88,432	91,353
2.626% 5/1/44 (a)	134,474	139,669
2.627% 6/1/47 (a)	19,832	20,903
2.655% 2/1/37 (a)	79,849	84,053
2.662% 7/1/35 (a)	7,785	8,176
2.678% 4/1/44 (a)	190,089	196,591
2.69% 3/1/37 (a)	5,384	5,634
2.693% 2/1/42 (a)	230,361	240,554
2.715% 2/1/36 (a)	2,232	2,341
2.751% 1/1/42 (a)	185,675	193,595
2.801% 11/1/36 (a)	40,317	42,361
2.803% 6/1/36 (a)	7,500	7,833
2.833% 3/1/35 (a)	4,734	5,003
2.882% 12/1/32 (a)	362,903	384,447
3.007% 5/1/36 (a)	5,461	5,759
3.013% 4/1/36 (a)	39,490	42,020
3.282% 8/1/35 (a)	71,016	74,091
4% 5/1/29	5,118,135	5,470,807
5% 7/1/35	735,448	820,418
5.5% 10/1/20 to 1/1/29	734,976	794,919
6% 10/1/16	19	19
6.5% 8/1/17 to 8/1/36	549,468	639,392
9% 2/1/17 to 1/1/18	164	165
10.5% 8/1/20	3,721	3,967
		9,826,557
Freddie Mac - 0.7%
2.2% 3/1/37 (a)	3,554	3,677
2.32% 3/1/35 (a)	13,829	14,245
2.366% 11/1/35 (a)	35,518	37,019
2.55% 6/1/37 (a)	5,954	6,193
2.555% 2/1/37 (a)	10,543	10,948
2.581% 7/1/35 (a)	201,361	209,089
2.582% 5/1/37 (a)	10,538	10,989
2.599% 6/1/33 (a)	42,999	45,024
2.625% 5/1/37 (a)	7,349	7,780
2.66% 8/1/37 (a)	15,711	16,386
2.668% 4/1/37 (a)	9,864	10,391
2.71% 2/1/36 (a)	1,471	1,562
2.735% 4/1/34 (a)	176,411	186,158
2.82% 10/1/36 (a)	59,115	61,863
2.823% 10/1/42 (a)	163,212	172,482
2.85% 7/1/35 (a)	30,061	31,386
2.856% 10/1/35 (a)	25,752	26,970
2.885% 5/1/37 (a)	67,787	71,311
2.888% 5/1/37 (a)	148,094	155,989
2.915% 6/1/37 (a)	45,955	48,441
2.916% 3/1/33 (a)	402	424
2.975% 10/1/41 (a)	238,904	251,245
3% 2/1/31	980,459	1,031,320
3.067% 7/1/35 (a)	41,104	43,791
3.068% 9/1/41 (a)	229,970	240,601
3.22% 4/1/37 (a)	1,662	1,767
3.295% 7/1/36 (a)	14,835	15,805
3.581% 10/1/35 (a)	7,048	7,509
5% 9/1/35	1,237	1,408
6% 1/1/24	121,380	133,270
6.5% 12/1/21	35,732	38,854
9% 10/1/16 to 11/1/16	125	126
9.5% 5/1/18 to 12/1/22	2,671	2,955
10% 6/1/18 to 6/1/20	1,944	2,162
10.5% 9/1/20	11	12
		2,899,152
Ginnie Mae - 1.1%
4.3% 8/20/61 (b)	381,428	394,802
4.649% 2/20/62 (b)	262,734	276,527
4.682% 2/20/62 (b)	349,545	366,370
4.684% 1/20/62 (b)	2,215,814	2,320,986
5.47% 8/20/59 (b)	64,036	65,087
5.5% 11/15/35	203,070	233,936
5.612% 4/20/58 (b)	5,889	5,914
6% 6/15/36	424,660	493,564
8% 12/15/23	37,687	43,117
8.5% 3/15/17	952	965
10.5% 12/15/17 to 1/15/18	583	603
		4,201,871
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $16,687,137)		16,927,580

Collateralized Mortgage Obligations - 15.0%
U.S. Government Agency - 15.0%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.08% 4/25/24 (a)	211,485	212,448
Series 2001-38 Class QF, 1.5044% 8/25/31 (a)	54,493	55,316
Series 2002-49 Class FB, 1.1074% 11/18/31 (a)	50,725	50,837
Series 2002-60 Class FV, 1.5244% 4/25/32 (a)	11,381	11,573
Series 2002-74 Class FV, 0.9744% 11/25/32 (a)	424,263	426,112
Series 2002-75 Class FA, 1.5244% 11/25/32 (a)	23,314	23,707
Series 2010-15 Class FJ, 1.4544% 6/25/36 (a)	653,104	661,269
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	1,630	1,637
Series 2002-9 Class PC, 6% 3/25/17	5,500	5,553
Series 2005-19 Class PA, 5.5% 7/25/34	192,734	205,235
Series 2005-27 Class NE, 5.5% 5/25/34	101,897	103,835
Series 2005-64 Class PX, 5.5% 6/25/35	201,026	220,569
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	2,422	2,455
Series 2003-117 Class MD, 5% 12/25/23	99,861	107,856
Series 2004-52 Class KZ, 5.5% 7/25/34	1,083,281	1,225,773
Series 2010-88 Class NA, 4% 8/25/28	108,685	109,207
Series 2010-97 Class CX, 4.5% 9/25/25	953,000	1,051,553
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	399,725	50,310
Series 2010-39 Class FG, 1.4444% 3/25/36 (a)	403,282	410,721
Series 2011-67 Class AI, 4% 7/25/26 (c)	102,814	10,756
Freddie Mac:
floater:
Series 2448 Class FT, 1.5077% 3/15/32 (a)	56,422	57,349
Series 2526 Class FC, 0.9077% 11/15/32 (a)	67,728	67,821
Series 2530 Class FE, 1.1077% 2/15/32 (a)	28,699	28,932
Series 2630 Class FL, 1.0077% 6/15/18 (a)	1,276	1,279
Series 2711 Class FC, 1.4077% 2/15/33 (a)	195,563	197,967
floater planned amortization class Series 2770 Class FH, 0.9077% 3/15/34 (a)	200,158	200,433
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	46	46
Series 2376 Class JE, 5.5% 11/15/16	524	526
Series 2381 Class OG, 5.5% 11/15/16	38	38
Series 2425 Class JH, 6% 3/15/17	1,673	1,691
Series 3415 Class PC, 5% 12/15/37	75,254	81,993
Series 3763 Class QA, 4% 4/15/34	137,399	139,730
Series 3840 Class VA, 4.5% 9/15/27	368,285	388,274
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	54,737	54,965
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	269,988	301,044
Series 2004-2802 Class ZG, 5.5% 5/15/34	820,409	931,999
Series 2004-2862 Class NE, 5% 9/15/24	1,718,879	1,834,729
Series 2145 Class MZ, 6.5% 4/15/29	279,133	321,814
Series 2357 Class ZB, 6.5% 9/15/31	157,461	183,901
Series 3745 Class KV, 4.5% 12/15/26	530,702	579,235
Series 3859 Class JZ, 5% 5/15/41	1,169,521	1,286,518
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	767,393	819,977
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.0124% 7/20/37 (a)	109,950	110,345
Series 2008-2 Class FD, 0.9924% 1/20/38 (a)	27,610	27,703
Series 2008-73 Class FA, 1.3724% 8/20/38 (a)	221,745	225,396
Series 2008-83 Class FB, 1.4124% 9/20/38 (a)	202,800	206,322
Series 2009-108 Class CF, 1.1067% 11/16/39 (a)	118,513	119,309
Series 2009-116 Class KF, 1.0367% 12/16/39 (a)	91,210	91,615
Series 2010-H17 Class FA, 0.8209% 7/20/60 (a)(b)	912,948	903,406
Series 2010-H18 Class AF, 0.7676% 9/20/60 (a)(b)	1,114,608	1,101,950
Series 2010-H19 Class FG, 0.7676% 8/20/60 (a)(b)	1,265,218	1,251,049
Series 2010-H27 Series FA, 0.8476% 12/20/60 (a)(b)	381,028	377,730
Series 2011-H05 Class FA, 0.9676% 12/20/60 (a)(b)	652,756	650,417
Series 2011-H07 Class FA, 0.9676% 2/20/61 (a)(b)	1,200,415	1,196,364
Series 2011-H12 Class FA, 0.9576% 2/20/61 (a)(b)	1,443,708	1,438,290
Series 2011-H13 Class FA, 0.9676% 4/20/61 (a)(b)	542,756	540,848
Series 2011-H14:
Class FB, 0.9676% 5/20/61 (a)(b)	630,694	628,212
Class FC, 0.9676% 5/20/61 (a)(b)	557,237	555,165
Series 2011-H17 Class FA, 0.9976% 6/20/61 (a)(b)	728,428	726,681
Series 2011-H21 Class FA, 1.0676% 10/20/61 (a)(b)	751,209	751,117
Series 2012-H01 Class FA, 1.1676% 11/20/61 (a)(b)	664,156	666,452
Series 2012-H03 Class FA, 1.1676% 1/20/62 (a)(b)	453,401	454,980
Series 2012-H06 Class FA, 1.0976% 1/20/62 (a)(b)	687,247	687,882
Series 2012-H07 Class FA, 1.0976% 3/20/62 (a)(b)	403,747	404,142
Series 2015-H13 Class FL, 0.7476% 5/20/63 (a)(b)	2,300,030	2,291,539
Series 2015-H19 Class FA, 0.6676% 4/20/63 (a)(b)	2,284,236	2,273,509
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	2,058	2,061
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	506,362	532,849
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (b)	533,068	531,827
Series 2013-H26 Class HA, 3.5% 9/20/63 (b)	4,083,086	4,241,793
Series 2014-H12 Class KA, 2.75% 5/20/64 (b)	554,952	570,278
Series 2016-H02 Class FM, 0.9676% 9/20/62 (a)(b)	2,024,229	2,023,440
Series 2016-H04 Class FE, 1.1176% 11/20/65 (a)(b)	744,415	745,696
Series 2010-H15 Class TP, 5.15% 8/20/60 (b)	1,591,755	1,674,347
Series 2010-H17 Class XP, 5.2989% 7/20/60 (a)(b)	1,886,249	1,978,690
Series 2010-H18 Class PL, 5.01% 9/20/60 (a)(b)	1,402,173	1,472,182
Series 2011-71 Class ZB, 5.5% 8/20/34	1,179,799	1,338,832
Series 2012-64 Class KB, 14.4687% 5/20/41 (a)	23,378	31,204
Series 2013-124:
Class ES, 7.9834% 4/20/39 (a)(d)	564,758	606,869
Class ST, 8.1168% 8/20/39 (a)(d)	1,084,285	1,192,179
Series 2015-H17 Class HA, 2.5% 5/20/65 (b)	1,777,961	1,802,806
Series 2015-H21:
Class HA, 2.5% 6/20/63 (b)	5,122,711	5,177,950
Class JA, 2.5% 6/20/65 (b)	516,528	522,365
Series 2015-H30 Class HA, 1.75% 9/20/62 (a)(b)	4,026,201	4,017,308
Series 2016-H13 Class FB, 1.18% 5/20/66 (a)(b)	2,350,012	2,348,043
		60,918,125
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $60,913,749)		60,918,125

Commercial Mortgage Securities - 3.7%
Freddie Mac:
sequential payer:
Series K034 Class A1, 2.669% 2/25/23	6,469,095	6,642,607
Series K710 Class A2, 1.883% 5/25/19	706,000	715,701
Series K717 Class A2, 2.991% 9/25/21	378,000	401,919
Series K032 Class A1, 3.016% 2/25/23	2,176,241	2,276,553
Series K036 Class A1, 2.777% 4/25/23	4,040,303	4,205,536
Series K501 Class A2, 1.655% 11/25/16	283,730	283,730
2.313% 3/25/20	454,000	467,673
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,742,966)		14,993,719

Foreign Government and Government Agency Obligations - 1.0%
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	5,006
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,929,451
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,756,553)		3,934,457
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.42% (e)
(Cost $3,796,371)	3,796,371	3,796,371
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $406,065,508)		408,332,762
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,273,511)
NET ASSETS - 100%		$406,059,251

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,446
Fidelity Securities Lending Cash Central Fund	7,838
Total	$10,284

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$307,762,510	$--	$307,762,510	$--
U.S. Government Agency - Mortgage Securities	16,927,580	--	16,927,580	--
Collateralized Mortgage Obligations	60,918,125	--	60,918,125	--
Commercial Mortgage Securities	14,993,719	--	14,993,719	--
Foreign Government and Government Agency Obligations	3,934,457	--	3,934,457	--
Money Market Funds	3,796,371	3,796,371	--	--
Total Investments in Securities:	$408,332,762	$3,796,371	$404,536,391	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $405,948,600. Net unrealized appreciation aggregated $2,384,162, of which $2,815,574 related to appreciated investment securities and $431,412 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016